UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388

Morgan Stanley Asia-Pacific Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2015 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Australia (16.8%)
Banks
National Australia Bank Ltd.	257,297	$7,533
Westpac Banking Corp.	149,706	4,479
		12,012
Commercial Services & Supplies
Brambles Ltd.	459,211	4,021

Health Care Equipment & Supplies
ResMed, Inc.	464,994	3,278

Information Technology Services
Computershare Ltd.	268,551	2,595

Insurance
AMP Ltd.	1,198,817	5,861
QBE Insurance Group Ltd.	240,146	2,377
		8,238
Professional Services
Seek Ltd.	382,471	4,976

Real Estate Investment Trusts (REITs)
Mirvac Group REIT	1,956,947	2,988

Real Estate Management & Development
Lend Lease Group REIT	261,983	3,310
		41,418
China (20.2%)
Automobiles
Chongqing Changan Automobile Co., Ltd. B Shares	342,200	935

Banks
Bank of China Ltd. H Shares (a)	16,558,000	9,571
China Construction Bank Corp. H Shares (a)	5,217,560	4,336
		13,907
Beverages
Tsingtao Brewery Co., Ltd. H Shares (a)	150,000	1,006

Diversified Consumer Services
TAL Education Group ADR (b)	27,388	910

Energy Equipment & Services
China Oilfield Services Ltd. H Shares (a)	206,000	343

Food Products
China Mengniu Dairy Co., Ltd. (a)	333,000	1,771
Uni-President China Holdings Ltd. (a)	263,000	174
		1,945

Independent Power Producers & Energy Traders
CGN Power Co., Ltd. H Shares (a)(b)(c)	601,000	258
Huadian Power International Corp., Ltd. H Shares (a)	984,000	819
		1,077
Insurance
China Life Insurance Co., Ltd. H Shares (a)	1,037,000	4,560
China Pacific Insurance Group Co., Ltd. H Shares (a)	362,800	1,728
		6,288
Internet & Catalog Retail
JD.com, Inc. ADR (b)	44,542	1,309

Internet Software & Services
Qihoo 360 Technology Co., Ltd. ADR (b)	9,644	494
Tencent Holdings Ltd. (a)	574,600	10,862
		11,356
Pharmaceuticals
CSPC Pharmaceutical Group Ltd. (a)	786,000	664
Sihuan Pharmaceutical Holdings Group Ltd. (a)	2,581,000	1,469
		2,133
Real Estate Management & Development
China Overseas Land & Investment Ltd. (a)	540,000	1,747

Transportation Infrastructure
Shenzhen International Holdings Ltd. (a)	430,500	649

Wireless Telecommunication Services
China Mobile Ltd. (a)	481,500	6,276
		49,881
Hong Kong (8.7%)
Banks
BOC Hong Kong Holdings Ltd.	872,500	3,115

Diversified Financial Services
Hong Kong Exchanges and Clearing Ltd.	60,200	1,472

Diversified Telecommunication Services
HKT Trust & HKT Ltd.	1,077,340	1,385

Industrial Conglomerates
Hutchison Whampoa Ltd.	352,000	4,869

Insurance
AIA Group Ltd.	637,600	3,996

Real Estate Management & Development
CK Hutchison Holdings Ltd.	172,000	3,519
Sun Hung Kai Properties Ltd.	38,000	585
		4,104
Specialty Retail
L’Occitane International SA	172,250	491

Textiles, Apparel & Luxury Goods
Samsonite International SA	577,500	2,002
		21,434
India (10.2%)
Automobiles
Maruti Suzuki India Ltd.	35,591	2,208

Banks
HDFC Bank Ltd.	149,165	2,880
ICICI Bank Ltd.	224,531	1,131
IndusInd Bank Ltd.	166,817	2,468
		6,479
Construction Materials
Shree Cement Ltd.	10,020	1,728

Consumer Finance
Shriram Transport Finance Co., Ltd.	110,486	1,966

Information Technology Services
Tata Consultancy Services Ltd.	26,118	1,065

Machinery
Ashok Leyland Ltd. (b)	2,136,751	2,500

Media
Inox Leisure Ltd. (b)	460,103	1,239

Oil, Gas & Consumable Fuels
Bharat Petroleum Corp., Ltd.	125,676	1,628
Oil & Natural Gas Corp. Ltd.	225,377	1,103
		2,731
Personal Products
Marico Ltd.	222,913	1,376

Pharmaceuticals
Glenmark Pharmaceuticals Ltd.	110,276	1,389

Transportation Infrastructure
Gateway Distriparks Ltd.	263,211	1,728

Wireless Telecommunication Services
Idea Cellular Ltd.	273,212	802
		25,211
Indonesia (3.0%)
Diversified Telecommunication Services
Link Net Tbk PT (b)	2,281,000	1,042
XL Axiata Tbk PT	1,432,800	476
		1,518
Food Products
Nippon Indosari Corpindo Tbk PT	4,421,700	411

Media
Surya Citra Media Tbk PT	4,654,900	1,207

Multi-line Retail
Matahari Department Store Tbk PT	1,507,400	2,265

Pharmaceuticals
Kalbe Farma Tbk PT	7,245,700	1,032
Tempo Scan Pacific Tbk PT	3,149,000	559
		1,591
Trading Companies & Distributors
AKR Corporindo Tbk PT	1,143,800	448
		7,440
Korea, Republic of (15.1%)
Aerospace & Defense
Korea Aerospace Industries Ltd.	12,869	654

Automobiles
Kia Motors Corp.	55,747	2,265

Banks
KB Financial Group, Inc.	47,300	1,670
Shinhan Financial Group Co., Ltd.	28,720	1,082
		2,752
Chemicals
LG Chem Ltd.	6,979	1,420
Lotte Chemical Corp.	6,358	1,164
		2,584
Commercial Services & Supplies
KEPCO Plant Service & Engineering Co., Ltd.	15,980	1,406

Construction & Engineering
Hyundai Engineering & Construction Co., Ltd.	22,181	1,007

Household Durables
Coway Co., Ltd.	44,957	3,699

Insurance
Samsung Life Insurance Co., Ltd.	16,270	1,416

Internet Software & Services
NAVER Corp.	5,792	3,495

Media
Cheil Worldwide, Inc. (b)	35,550	768
CJ E&M Corp. (b)	3,907	192
		960
Personal Products
Amorepacific Corp.	659	1,990
Cosmax, Inc.	6,325	778
		2,768

Semiconductors & Semiconductor Equipment
SK Hynix, Inc.	85,438	3,493

Software
Nexon Co., Ltd.	57,600	614

Specialty Retail
Hotel Shilla Co., Ltd.	24,306	2,144

Tech Hardware, Storage & Peripherals
Samsung Electronics Co., Ltd.	3,105	4,025
Samsung Electronics Co., Ltd. (Preference)	1,181	1,172
		5,197
Wireless Telecommunication Services
SK Telecom Co., Ltd.	10,393	2,558
SK Telecom Co., Ltd. ADR	10,200	278
		2,836
		37,290
Laos (0.6%)
Specialty Retail
Kolao Holdings	104,872	1,612

Malaysia (1.6%)
Construction & Engineering
IJM Corp., Bhd	129,400	252

Health Care Providers & Services
IHH Healthcare Bhd	1,096,400	1,777

Insurance
Tune Ins Holdings Bhd	1,849,700	998

Media
Astro Malaysia Holdings Bhd	1,081,300	933
		3,960
Philippines (3.4%)
Banks
BDO Unibank, Inc.	341,810	945
Metropolitan Bank & Trust Co.	568,313	1,240
Rizal Commercial Banking Corp.	521,060	527
		2,712
Beverages
LT Group, Inc.	2,371,800	863

Diversified Financial Services
Ayala Corp.	53,846	956
Metro Pacific Investments Corp.	8,351,800	903
STI Education Systems Holdings, Inc.	27,845,000	442
		2,301
Industrial Conglomerates
DMCI Holdings, Inc.	1,902,700	659

SM Investments Corp.	48,610	978
		1,637
Transportation Infrastructure
International Container Terminal Services, Inc.	337,580	812
		8,325
Singapore (2.3%)
Banks
DBS Group Holdings Ltd.	134,116	1,985
Oversea-Chinese Banking Corp., Ltd.	120,000	923
		2,908
Diversified Telecommunication Services
Singapore Telecommunications Ltd.	566,000	1,804

Health Care Providers & Services
Raffles Medical Group Ltd.	146,478	419

Specialty Retail
OSIM International Ltd.	442,000	631
		5,762
Taiwan (13.1%)
Diversified Financial Services
Chailease Holding Co., Ltd.	945,885	2,354
Fubon Financial Holding Co., Ltd.	1,099,000	1,970
		4,324
Electronic Equipment, Instruments & Components
Delta Electronics, Inc.	348,000	2,190
Largan Precision Co., Ltd.	16,000	1,372
		3,562
Food Products
Uni-President Enterprises Corp.	1,668,237	2,792

Health Care Equipment & Supplies
Ginko International Co., Ltd.	83,000	953

Internet & Catalog Retail
momo.com, Inc.	98,925	819

Semiconductors & Semiconductor Equipment
Advanced Semiconductor Engineering, Inc.	909,000	1,233
Epistar Corp.	630,000	1,013
Hermes Microvision, Inc.	25,584	1,472
MediaTek, Inc.	56,000	757
Taiwan Semiconductor Manufacturing Co., Ltd.	1,451,592	6,734
		11,209
Tech Hardware, Storage & Peripherals
Catcher Technology Co., Ltd.	271,000	2,835
Pegatron Corp.	518,000	1,399
		4,234

Textiles, Apparel & Luxury Goods
Eclat Textile Co., Ltd.	151,456	1,986

Wireless Telecommunication Services
Far EasTone Telecommunications Co., Ltd.	484,000	1,167
Taiwan Mobile Co., Ltd.	414,000	1,445
		2,612
		32,491
Thailand (3.0%)
Banks
Kasikornbank PCL NVDR	133,900	940

Chemicals
Indorama Ventures PCL (Foreign)	1,181,100	942

Hotels, Restaurants & Leisure
Minor International PCL (Foreign)	1,117,200	1,200

Media
VGI Global Media PCL (Foreign)	4,838,480	809

Oil, Gas & Consumable Fuels
PTT PCL (Foreign)	98,900	983

Real Estate Management & Development
Land and Houses PCL (Foreign)	2,903,480	867
Land and Houses PCL NVDR	365,300	109
		976
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	143,700	1,045
Total Access Communication PCL (Foreign)	169,400	427
Total Access Communication PCL NVDR	23,500	59
		1,531
		7,381
Total Common Stocks (Cost $201,336)		242,205
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $4,726)	4,725,785	4,726
Total Investments (99.9%) (Cost $206,062) (e)(f)+		246,931
Other Assets in Excess of Liabilities (0.1%)		146
Net Assets (100.0%)		$247,077

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(f)

The approximate fair value and percentage of net assets, $239,214,000 and 96.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At March 31, 2015, the U.S. Federal income tax cost basis of investments was approximately $206,062,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $40,869,000 of which approximately $47,240,000 related to appreciated securities and approximately $6,371,000 related to depreciated securities.

ADR	American Depositary Receipt.
NVDR	Non-Voting Depositary Receipt.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at March 31, 2015:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank and Trust Co.	JPY	66,405	$554	4/2/15	USD	553	$553	$(1)
State Street Bank and Trust Co.	USD	28	28	4/2/15	JPY	3,439	28	— @
State Street Bank and Trust Co.	USD	524	524	4/2/15	JPY	62,966	526	2
State Street Bank and Trust Co.	JPY	70,728	590	5/7/15	USD	588	588	(2)
			$1,696				$1,695	$(1)

@	Value is less than $500.
JPY	–	Japanese Yen
USD	–	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	55.7%
Banks	18.1
Insurance	8.5
Internet Software & Services	6.0
Semiconductors & Semiconductor Equipment	6.0
Wireless Telecommunication Services	5.7
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $1,000.

Morgan Stanley Asia-Pacific Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2015 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Directors have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$654	$—	$654
Automobiles	—	5,408	—	5,408
Banks	—	44,825	—	44,825
Beverages	—	1,869	—	1,869
Chemicals	—	3,526	—	3,526
Commercial Services & Supplies	—	5,427	—	5,427
Construction & Engineering	—	1,259	—	1,259
Construction Materials	—	1,728	—	1,728
Consumer Finance	—	1,966	—	1,966
Diversified Consumer Services	910	—	—	910
Diversified Financial Services	—	8,097	—	8,097
Diversified Telecommunication Services	—	4,707	—	4,707
Electronic Equipment, Instruments & Components	—	3,562	—	3,562
Energy Equipment & Services	—	343	—	343
Food Products	—	5,148	—	5,148
Health Care Equipment & Supplies	—	4,231	—	4,231
Health Care Providers & Services	—	2,196	—	2,196
Hotels, Restaurants & Leisure	—	1,200	—	1,200
Household Durables	—	3,699	—	3,699
Independent Power Producers & Energy Traders	—	1,077	—	1,077
Industrial Conglomerates	—	6,506	—	6,506
Information Technology Services	—	3,660	—	3,660
Insurance	—	20,936	—	20,936
Internet & Catalog Retail	1,309	819	—	2,128
Internet Software & Services	494	14,357	—	14,851
Machinery	—	2,500	—	2,500
Media	—	5,148	—	5,148
Multi-line Retail	—	2,265	—	2,265
Oil, Gas & Consumable Fuels	—	3,714	—	3,714
Personal Products	—	4,144	—	4,144
Pharmaceuticals	—	5,113	—	5,113
Professional Services	—	4,976	—	4,976
Real Estate Investment Trusts (REITs)	—	2,988	—	2,988
Real Estate Management & Development	—	10,137	—	10,137
Semiconductors & Semiconductor Equipment	—	14,702	—	14,702
Software	—	614	—	614
Specialty Retail	—	4,878	—	4,878
Tech Hardware, Storage & Peripherals	—	9,431	—	9,431
Textiles, Apparel & Luxury Goods	—	3,988	—	3,988
Trading Companies & Distributors	—	448	—	448
Transportation Infrastructure	—	3,189	—	3,189
Wireless Telecommunication Services	278	13,779	—	14,057
Total Common Stocks	2,991	239,214	—	242,205
Short-Term Investment
Investment Company	4,726	—	—	4,726
Foreign Currency Forward Exchange Contracts	—	2	—	2
Total Assets	$7,717	$239,216	$—	$246,933
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(3)	—	(3)
Total	$7,717	$239,213	$—	$246,930

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2015, a security with a value of approximately $258,000 transferred from Level 1 to Level 2. The security was valued using unadjusted quoted prices at December 31, 2014 was valued using other significant observable inputs at March 31, 2015.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Asia-Pacific Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015